Trade accounts receivable	12 Months Ended
Dec. 31, 2017
Trade accounts receivable
Trade accounts receivable

12Trade accounts receivable

(a)Breakdown of the balance by type of customer

	2017	2016

Domestic customers	157,475	115,266
Export customers	1,042,107	526,404

	1,199,582	641,670

Allowance for doubtful accounts	(6,425)	(6,683)

	1,193,157	634,987

In 2017, we concluded factoring transactions for certain customers’ receivables, in the amount of R$ 3,254,015 (R$ 1,812,105 in 2016), where substantially all risks and rewards related to these receivables were transferred to the counterpart, so that these receivables were derecognized from accounts receivable in the balance sheet.

(b)Breakdown of the balance by maturity and allowance for doubtful accounts

The following table presents a breakdown of trade receivables by maturity:

	2017	2016

Not past due
Up to two months	175,733	164,312
Two to six months	829,605	344,737
Six months to one year	40,383	809

Past due
Up to two months	145,029	110,870
Two to six months	2,039	14,259
Six months to one year	368

	1,193,157	634,987

At December 31, 2017, trade accounts receivable of R$ 147,436 (R$ 125,129 at December 31, 2016) were past due but not considered to be impaired. Management has a process to manage collections and does not expect incur any losses on these receivables. The receivables are related to several third party customers for whom there is no recent history of default.

At December 31, 2017, trade accounts receivable of R$ 6,425 (R$ 6,683 at December 31, 2016) were impaired and included in the allowance for doubtful accounts. The accounts receivable reserved for mainly relates to customers under judicial collection with a low probability of recovery.

Changes in the allowance for doubtful accounts are as follows:

	2017	2016

At the beginning of the year	(6,683)	(7,153)
Reversal	325	470
Provision	(67)

At the end of the year	(6,425)	(6,683)

(c)Main customers

In the year ended December 31, 2017, the Company had three customers that represented 46% of the Company’s net revenue (49% in 2016 and 54% in 2015).

(d)Breakdown of the balance by currency

Fibria’s trade accounts receivable are denominated in the following currencies:

	2017	2016

Real	151,050	108,583
U.S. Dollar	1,042,107	526,404

	1,193,157	634,987